Contingent Liabilities and Financial Commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	$ 2,741,000,000	$ 2,856,000,000	$ 2,727,000,000
Settlement cash payments	917,000,000	$ 4,612,000,000	$ 3,042,000,000
Bottom of Range | 2019 and Thereafter
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses	2,800,000,000
Projected settlement cash payments	$ 2,800,000,000